Investments - Funds Held (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Funds Held, Directly Managed [Abstract]
Funds held - directly managed	$ 1,074,890	$ 1,187,552
Net unrealized gains (losses):
Funds held by reinsured companies	635,819	475,732
AXA Group
Net unrealized gains (losses):
Reinsurance premium consideration	204,200
Funds Held - Directly Managed
Funds Held, Directly Managed [Abstract]
Fixed maturity investments, trading	1,060,263	1,173,345
Cash and cash equivalents	9,067	10,296
Other assets	5,560	3,911
Funds held - directly managed	1,074,890	1,187,552
Funds Held, Directly Managed, Fixed-Maturity Investment Components [Abstract]
Fixed maturity investments, at amortized cost	966,341	1,126,053
Net unrealized gains (losses):
Change in fair value - fair value option accounting	9,693	5,438
Change in fair value - embedded derivative accounting	84,229	41,854
Fixed maturity investments, trading	1,060,263	1,173,345
Funds held - Directly Managed - Fair Value Option
Funds Held, Directly Managed [Abstract]
Fixed maturity investments, trading	116,631	191,297
Funds Held, Directly Managed, Fixed-Maturity Investment Components [Abstract]
Fixed maturity investments, at amortized cost	106,938	185,859
Net unrealized gains (losses):
Change in fair value - fair value option accounting	9,693	5,438
Change in fair value - embedded derivative accounting	0	0
Fixed maturity investments, trading	116,631	191,297
Funds held - Directly Managed - Variable Return
Funds Held, Directly Managed [Abstract]
Fixed maturity investments, trading	943,632	982,048
Funds Held, Directly Managed, Fixed-Maturity Investment Components [Abstract]
Fixed maturity investments, at amortized cost	859,403	940,194
Net unrealized gains (losses):
Change in fair value - fair value option accounting	0	0
Change in fair value - embedded derivative accounting	84,229	41,854
Fixed maturity investments, trading	$ 943,632	$ 982,048